13. Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax (benefit) expense	$ 96,236	$ (11,359)
Deferred Income Tax Charges [Member]
Depreciation	126,734	25,782
Mortgage servicing rights	(13,728)	(16,451)
Deferred compensation	3,701	3,681
Bad debts	(68,029)	(34,533)
Limited partnership amortization	60,588	(20,129)
Investment in CFS Partners	(3,323)	(1,014)
Loan fair value	(6,171)	(2,228)
OREO write down	0	13,860
Prepaid expenses	(10,741)	(846)
Other	7,205	20,519
Deferred tax (benefit) expense	$ 96,236	$ (11,359)